SCHEDULE OF ORDINARY SHARES REFLECTED IN BALANCE SHEET (Details) - Distoken Acquisition Corporation [Member] - USD ($)			12 Months Ended
	Feb. 17, 2023	Feb. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 70,380,000	$ 25,000		$ 69,000,000
Proceeds allocated to Public Warrants				(1,104,000)
Proceeds allocated to Public Rights				(3,305,100)
Ordinary share issuance costs				(4,011,946)
Redemption of ordinary shares			$ (36,300,937)	(31,907,588)
Remeasurement of carrying value to redemption value			2,946,963	12,089,247
Ordinary shares subject to possible redemption			$ 7,406,639	$ 40,760,613